Unaudited Consolidated Condensed Statement of Cash Flows	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (20,841,633)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	18,920,000
Net gain from investments held in Trust Account	(24,904)
Changes in operating assets and liabilities:
Accounts payable	61,815
Prepaid expenses	(56,250)
Accrued expenses	1,395,794
Franchise tax payable	(65,256)
Net cash used in operating activities	(610,434)
Cash Flows from Financing Activities:
Interest released from Trust Account	85,000
Net cash provided by financing activities	85,000
Net decrease in cash	(525,434)
Cash - beginning of the period	1,039,484
Cash - end of the period	514,050
Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$ (20,841,640)